Pension benefits (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension benefits
The expenses for our defined benefit pension plans for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Year ended December 31,
(In millions of U.S. dollars)	2017	2016	2015
Benefits earned during the year	2.2	7.3	12.2
Interest cost on prior years' benefit obligation	1.2	3.6	3.5
Gross pension cost for the year	3.4	10.9	15.7
Expected return on plan assets	(1.2)	(3.7)	(3.2)
Administration charges	0.4	0.2	0.8
Net pension cost for the year	2.6	7.4	13.3
Social security cost	0.4	1.1	1.9
Amortization of actuarial gains/losses	(0.3)	0.7	3.4
Impact of settlement	(0.9)	(1.4)
Total net pension cost	1.8	7.8	18.6

The funded status of the defined benefit plan
The funded status of the defined benefit plan

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016
Projected benefit obligations	37.8	60.5
Plan assets at market value	(32.4)	(57.8)
Accrued pension liability exclusive social security	5.4	2.7
Social security related to pension obligations	0.5	0.5
Accrued pension liabilities	5.9	3.2

Change in benefit obligations
Change in benefit obligations

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016

Benefit obligations at beginning of year	60.5	129.8
Interest cost	1.2	3.6
Current service cost	2.2	7.3
Benefits paid	(2.0)	(3.0)
Change in unrecognized actuarial loss	(2.9)	(28.0)
Settlement	(23.8)	(54.4)
Foreign currency translations	2.6	5.2
Benefit obligations at end of year	37.8	60.5

Change in pension plan assets
Change in plan assets

(In millions of U.S. dollars)	December 31, 2017	December 31, 2016

Fair value of plan assets at beginning of year	57.8	97.0
Expected return on plan assets	1.2	3.7
Contribution by employer	1.2	8.7
Administration charges	(0.4)	(0.2)
Benefits paid	(2.0)	(3.0)
Change in unrecognized actuarial (loss) gain	(5.0)	(0.3)
Settlement	(23.0)	(51.8)
Foreign currency translations	2.6	3.7
Fair value of plan assets at end of year	32.4	57.8

Assumptions used in calculation of pension obligations

Assumptions used in calculation of pension obligations	2017	2016	2015

Rate of compensation increase at the end of year	2.50%	2.00%	2.50%
Discount rate at the end of year	2.40%	2.60%	2.70%
Prescribed pension index factor	1.50%	1.50%	1.20%
Expected return on plan assets for the year	2.40%	2.50%	3.30%
Employee turnover	4.00%	4.00%	4.00%
Expected increases in Social Security Base	2.25%	2.25%	2.50%

The weighted-average asset allocation of funds related to the Company's defined benefit plan
The weighted-average asset allocation of funds related to the Company's defined benefit plan at December 31, 2017 and 2016 was as follows:

Pension benefit plan assets	2017	2016
Equity securities	10.6%	7.1%
Debt securities	66.1%	54.7%
Real estate	8.8%	9.4%
Money market	13.5%	28.1%
Other	1.0%	0.7%
Total	100.0%	100.0%

The expected payments are based on the assumptions used to measure the Company's obligations
The table below shows the Company's expected annual pension plan contributions under defined benefit plans for the years 2018-2027. The expected payments are based on the assumptions used to measure the Company's obligations at December 31, 2017 and include estimated future employee services.

(In millions of U.S. dollars)	Years ending December 31,
2018	3.0
2019	3.0
2020	3.0
2021	3.0
2022	3.0
2023 - 2027	15.0
Total payments expected during the next 10 years	30.0